Organization and Principal Activities (Details) - Schedule of Financial Statements Amounts and Balances of the VIE - Variable Interest Entities [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 USD ($)
Condensed Financial Statements, Captions [Line Items]
Total assets	¥ 192,175		¥ 353,941		$ 26,502
Total liabilities	89,242		227,967		$ 12,307
Net revenues	87,728	$ 12,098	159,181	¥ 193,013
Net loss	¥ (23,041)	$ (3,177)	¥ (33,613)	¥ (41,727)